Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	181	240
Gross unrealized losses, less than 12 months	4	4
Fair value, 12 months or more	57	37
Gross unrealized losses, 12 months or more	13	3
Fair value, total	238	277
Gross unrealized losses, total	17	7
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	100	88
Gross unrealized losses, less than 12 months	2	2
Fair value, 12 months or more	40	0
Gross unrealized losses, 12 months or more	10	0
Fair value, total	140	88
Gross unrealized losses, total	12	2
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	81	88
Gross unrealized losses, less than 12 months	2	1
Fair value, 12 months or more	17	37
Gross unrealized losses, 12 months or more	3	3
Fair value, total	98	125
Gross unrealized losses, total	5	4
Collateralized debt obligations
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months		64
Gross unrealized losses, less than 12 months		1
Fair value, 12 months or more		0
Gross unrealized losses, 12 months or more		0
Fair value, total		64
Gross unrealized losses, total		1